Real Estate Owned - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Property	Dec. 31, 2015 USD ($) Property	Dec. 31, 2014 USD ($)
Real Estate Properties [Line Items]
Real estate owned decreased	$ (281,000)
Real estate owned at carrying value	0	$ 281,000
Net loss on sales of real estate	(15,000)	43,000
Loans transferred into other real estate owned		$ 0
Real estate owned portfolio includes properties | Property		1
Loans into real estate owned	266,000	$ 1,050,000	$ 1,554,000
Write-down of real estate owned		$ 56,000
Sale of real estate owned	$ 266,000
Number of units in real estate property maintained | Property		1
Bank Properties [Member]
Real Estate Properties [Line Items]
Real estate owned at carrying value		$ 281,000
Number of real estate property sold | Property	1	4
Net loss on sales of real estate	$ (15,000)
Real estate owned portfolio includes properties | Property		4
Loans into real estate owned		$ 909,000
Sale of real estate owned	266,000	$ 950,000
Bank Properties [Member] | Other Expense [Member]
Real Estate Properties [Line Items]
Net loss on sales of real estate	$ 15,000
Commercial Properties [Member]
Real Estate Properties [Line Items]
Number of real estate property sold | Property		1
Sale of real estate owned		$ 90,000
Residential Properties [Member]
Real Estate Properties [Line Items]
Number of real estate property sold | Property		1
Sale of real estate owned		$ 54,000